Other Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Other Accrued Liabilities
Other accrued liabilities consisted of the following (amounts in thousands):

	March 31, 2019	December 31, 2018
Accrued payroll and related liabilities	$6,044	$4,459
Interest payable	27,648	14,446
Income taxes payable	3,396	2,742
Operating lease liabilities	3,728	—
Other	6,577	9,438
Total Other accrued liabilities	$47,393	$31,085

Other accrued liabilities consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
Accrued payroll and related liabilities	$4,459	$3,458
Interest payable	14,446	14,835
Income taxes payable	2,742	2,839
Legal settlement reserve (a)	—	23,000
Other	9,438	9,352
Total Other accrued liabilities	$31,085	$53,484

(a)        See note 16, Commitments, Contingencies and Other Liabilities, for further information.